BUSINESS COMBINATION (Summary of Fair Values of Assets Acquired and Liabilities) (Details) € in Thousands, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 CNY (¥)
Goodwill		¥ 129,752		$ 18,872		¥ 129,752
Multi Group [Member]
Others		55,156			€ 7,116
Total identifiable assets acquired		298,550			38,516
Deferred tax liabilities		(9,023)			(1,164)
Other current liabilities		(11,022)			(1,422)
Total liabilities assumed		(20,045)			(2,586)
Net identifiable assets acquired		278,505			35,930
Noncontrolling interests	[1]	22,595			2,915
Total Consideration		385,662	€ 49,754
Goodwill		129,752			16,739
License [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles		¥ 150,377			19,400
Amortization Years		10 years	10 years
Brand name [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles		¥ 86,041			11,100
Amortization Years		10 years	10 years
Software [Member] | Multi Group [Member]
Business Combination, Finite-Lived Intangibles		¥ 6,976			€ 900
Amortization Years		5 years	5 years

[1]	In accordance with the acquisition agreement, the Group is obligated to purchase the remaining 7% equity interest of The Multi Group at the option of the non-controlling shareholder, which is outside the control of the Group (upon the occurrence of an event that is not solely within the control of the issuer). As such, the noncontrolling interest relating to this portion of put options was presented as redeemable noncontrolling interest in mezzanine equity and be initially measured at its fair value in accordance with ASC 480-10-S99-3A.